Average Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	Bloomberg U.S. Universal Index One Year	Bloomberg U.S. Universal Index Five Years	Bloomberg U.S. Universal Index Ten Years	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index One Year	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Five Years	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	2.04%	0.06%	1.73%	4.49%	3.14%	2.49%	1.96%	3.37%	2.79%	0.38%	1.86%	1.58%	1.14%	1.92%	1.60%	3.54%	3.28%	2.52%	5.65%	4.32%	3.40%